Bradford D. Rodgers

SVP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 5, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Great-West Life Insurance Company
Variable Annuity- 1 Series Account
Schwab OneSource Choice Variable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-194043; 811-07549

Commissioners:

On behalf of Great-West Life Insurance Company and the Variable Annuity-1 Series Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Schwab OneSource Choice Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 for Variable Annuity 1-Series Account as filed with the Commission on April 28, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers